UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Spencer Capital Management, LLC

   Address:   1995 Broadway, Suite 1801
              New York, NY  10023

   Form 13F File Number:   28-12316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Kenneth H. Shubin Stein, M.D., CFA
   Title:   Managing Member
   Phone:   212-586-4190

Signature, Place and Date of Signing:




   /s/ Kenneth H. Shubin Stein, M.D., CFA    New York, NY    November 11, 2008

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Spencer Capital Management, LLC
28-12316
Report for Period Ended:  09/30/2008

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:           13
   Form 13F Information Table Value Total:     $116,597 (thousands)

List of Other Included Managers:

   None

                          FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
  ---------------------------- ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
  ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
AMBASSADORS INTL INC           COM              023178106      431   216388 SH       DEFINED                       216388
AMERICAN EXPRESS CO            COM              025816109    23234   655772 SH       DEFINED                       655772
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    14420   525511 SH       DEFINED                       525511
CROSSTEX ENERGY INC            COM              22765Y104    12623   505535 SH       DEFINED                       505535
DELIAS INC new                 COM              246911101     1193   412900 SH       DEFINED                       412900
E M C CORP MASS                COM              268648102     4963   415000 SH       DEFINED                       415000
ISHARES TR                     RUSSELL 2000     464287655    26955   396400 SH  PUT  DEFINED                       396400
JOHN BEAN TECHNOLOGIES CORP    COM              477839104     1509   119166 SH       DEFINED                       119166
SEARS HLDGS CORP               COM              812350106    23131   247386 SH       DEFINED                       247386
UNIONBANCAL CORP               COM              908906100     1334    18200 SH  PUT  DEFINED                        18200
VMWARE INC                     CL A COM         928563402     1660    62300 SH  PUT  DEFINED                        62300
WINTHROP RLTY TR               SH BEN INT       976391102      472   121003 SH       DEFINED                       121003
TEEKAY OFFSHORE PARTNERS L P   PARTNERSHIP UN   Y8565J101     4672   404461 SH       DEFINED                       404461